Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Outstanding Debt
The outstanding debt as of March 31, 2023 and December 31, 2023 is classified in the condensed consolidated balance sheets as follows:

	March 31, 2023	December 31, 2022
Term loan	$120,313	$121,875
Less: Current portion	(6,250)	(6,250)

	$114,063	$115,625
Less: Unamortized debt issuance costs	(3,344)	(3,539)

Term loan, net of current portion	$110,719	$112,086

The outstanding debt as of December 31, 2022 and 2021 is classified in the consolidated balance sheets as follows:

	December 31, 2022	December 31, 2021
Term loan	$121,875	$37,500
Less: Current portion	(6,250)	(5,000)

	$115,625	$32,500
Less: Unamortized debt issuance costs	(3,539)	(537)

Term loan, net of current portion	$112,086	$31,963

Schedule of Future Maturities of Long-term Debt	Future maturities of long-term debt, excluding debt issuance costs, are as follows:

2023 (remaining nine months)	4,688
2024	6,250
2025	6,250
2026	6,250
2027	96,875

$120,313

Future maturities of long-term debt, excluding debt issuance costs, are as follows:

2023	6,250
2024	6,250
2025	6,250
2026	6,250
2027	96,875

$121,875